Annual Total Returns - Fidelity® Intermediate Bond Fund [BarChart] - 08.31 Fidelity Intermediate Bond Fund PRO-07 - Fidelity® Intermediate Bond Fund - Fidelity Intermediate Bond Fund-Default	Oct. 29, 2022
Bar Chart Table:
Annual Return 2012	4.93%
Annual Return 2013	(0.64%)
Annual Return 2014	3.31%
Annual Return 2015	0.68%
Annual Return 2016	2.76%
Annual Return 2017	2.31%
Annual Return 2018	0.51%
Annual Return 2019	7.19%
Annual Return 2020	7.21%
Annual Return 2021	(1.33%)